CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Amounts due from a related party-non current, less allowance for doubtful accounts | ¥	¥ 536,556	¥ 547,069
Accrued expenses and other current liabilities | ¥	¥ 99,657	¥ 637,693
Treasury shares	5,688,093	6,064,202
Class A ordinary shares
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued shares	72,475,630	72,475,630
Ordinary shares, outstanding shares	66,787,537	66,411,428
Class B ordinary shares
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued shares	23,636,706	23,636,706
Ordinary shares, outstanding shares	23,636,706	23,636,706
Number of shares issuable upon conversion of Class B ordinary share	1	1
VIEs
Accrued expenses and other current liabilities | ¥	¥ 374	¥ 386